Leasing Activity, Maturities of Lease Receivables (Details) $ in Millions	Dec. 31, 2023 USD ($)
Direct Financing and Sales-Type Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
2023, direct financing and sales-type leases, lessor	$ 4,470
2024, direct financing and sales-type leases, lessor	3,663
2025, direct financing and sales-type leases, lessor	2,489
2026, direct financing and sales-type leases, lessor	1,593
2027, direct financing and sales-type leases, lessor	905
Thereafter, direct financing and sales-type leases, lessor	2,022
Total lease receivable, direct financing and sales-type leases, lessor	15,142
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
2023, operating leases. lessor	577
2024, operating leases, lessor	453
2025, operating leases, lessor	308
2026, operating leases, lessor	216
2027, operating leases, lessor	133
Thereafter, operating leases, lessor	219
Total lease receivables, operating leases, lessor	$ 1,906